Long-term investments - Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Investments [Line Items]
Revenue	$ 23,318	$ 40,698	$ 68,154
Gross profit (loss)	2,680	2,843	360
Research and development	5,783	9,532	12,836
General and administrative	13,957	20,723	25,106
Sales and marketing	1,481	2,709	5,842
Foreign exchange loss (gain)	(5,365)	6,227	1,040
Depreciation and amortization	515	661	1,153
Impairment of long-lived assets (note 9)	538	0	0
Cost of revenue and expenses	16,909	40,555	45,977
Loss from continuing operations	(14,229)	(37,712)	(45,617)
Interest income (expense), net of bank charges	1,259	(88)	2,572
Loss before income taxes	(29,428)	(30,752)	(48,091)
Income tax expense (recovery)	143	516	327
Net loss for the year	(61,626)	(21,841)	$ (49,718)
Cespira Joint Venture
Schedule of Investments [Line Items]
Revenue	77,443	43,085
Cost of revenue	80,944	42,634
Gross profit (loss)	(3,501)	451
Research and development	5,641	4,715
General and administrative	11,903	5,555
Sales and marketing	1,292	973
Foreign exchange loss (gain)	1,516	(421)
Depreciation and amortization	3,283	1,720
Impairment of long-lived assets (note 9)	413	0
Cost of revenue and expenses	24,048	12,542
Loss from continuing operations	(27,549)	(12,091)
Interest income (expense), net of bank charges	(4)	202
Loss before income taxes	(27,553)	(11,889)
Income tax expense (recovery)	1,725	342
Net loss for the year	(29,278)	(12,231)
Cespira Joint Venture | Product
Schedule of Investments [Line Items]
Revenue	62,356	32,919
Cespira Joint Venture | Service
Schedule of Investments [Line Items]
Revenue	$ 15,087	$ 10,166